Trade and other receivables (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Beginning of the year		$ 2,706	$ 1,861
IFRS 15 adjustments			194
Recoveries	[1]	(113)	(92)
Used during the year		(720)	(472)
Additions	[1]	1,081	806
Currency translation adjustment		1,103	646
Deconsolidation		(20)
Incorporation by business combination		(180)
Transfer to / from assets available for sale		18
Inflation adjustment		(25)	(237)
End of the year		$ 3,850	$ 2,706

[1]	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note.27).